Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 1,377,579	$ 58,783	$ 18,673
Accounts receivable	101,581	136,503	63,556
Inventory			8,301
Prepaid expense and other current assets	10,638		807
Total current assets	1,489,798	195,286	91,337
Property and equipment, net	354,422	324,349	100,127
Operating lease right-of-use assets, net	193,524	248,237	395,388
Intellectual property, net of accumulated amortization	1,586,341	2,310,907	3,141,938
Deposits	31,440	31,440	20,944
Total Assets	3,655,525	3,110,219	3,749,734
Current Liabilities
Accounts payable and accrued liabilities	204,916	401,014	408,195
Deferred revenue	1,134,535	1,478,430	728,749
Interest payable	119,203	62,212	59,979
Notes payable	1,225,672	585,310	165,120
Convertible notes payable, net of unamortized discount	586,663	1,241,412	3,212,786
Derivative liability	39,993		2,601,277
Due to a related party	389,229	561,230	1,103,314
License fee payable		1,094,691	1,094,691
Operating lease liability	109,193	100,170	86,372
Finance lease liability	80,989	90,565	34,425
Total Current Liabilities	3,890,393	5,615,034	9,494,908
Commitments and Contingencies
Series B Preferred Stock, 80,000 shares designated; $0.001 par value; Stated value $10.00 5,300 and 0 shares issued and outstanding, net of discount, respectively	233,881	50,203
Notes payable - non-current	1,817,520	572,495
Convertible notes payable, net of unamortized discount – non-current	17,315	2,356
Deferred revenues - non-current	510,825	39,733	224,797
Operating lease liability - non-current	154,565	237,961	373,000
Finance lease liability - non-current	25,784	83,109	53,480
Total Liabilities	6,650,283	6,600,891	10,146,185
Stockholders’ Deficit
Preferred stock value	150	150
Common stock: 1,000,000,000 authorized; $0.001 par value 522,045 and 4,851 shares issued and outstanding, respectively	830	522	5
Additional paid in capital	37,234,387	32,027,240	15,214,458
Accumulated deficit	(40,230,125)	(35,518,584)	(21,610,915)
Total Stockholders’ Deficit	(2,994,758)	(3,490,672)	(6,396,451)
Total Liabilities and Stockholders’ Deficit	$ 3,655,525	3,110,219	3,749,734
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock value		$ 150	$ 1